PARENT COMPANY INFORMATION - Investment in Subsidiaries (Details) - COP ($) $ in Millions			12 Months Ended
	Sep. 05, 2018	Sep. 04, 2018	Dec. 31, 2018	Dec. 31, 2017
Banco de Bogota S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary			68.74%
Banco de Occidente S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary			72.27%
Banco Comercial AV Villas S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary			79.87%
Banco Popular S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary			93.74%
Corporacion Financiera Colombiana S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	38.25%	44.79%	38.25%
Parent
Disclosure of parent company information
Investments in subsidiaries			$ 19,932,376	$ 18,589,623
Parent | Banco de Bogota S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary			68.74%	68.74%
Investments in subsidiaries			$ 11,905,815	$ 11,000,669
Parent | Banco de Occidente S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary			72.27%	72.27%
Investments in subsidiaries			$ 3,183,351	$ 3,174,228
Parent | Banco Comercial AV Villas S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary			79.87%	79.87%
Investments in subsidiaries			$ 1,290,056	$ 1,190,740
Parent | Banco Popular S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary			93.74%	93.74%
Investments in subsidiaries			$ 2,923,562	$ 2,710,218
Parent | Corporacion Financiera Colombiana S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary			38.25%	44.79%
Investments in subsidiaries			$ 674,484	$ 504,962
Parent | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary			75.69%	75.69%
Investments in subsidiaries			$ 440,707	$ 401,341
Parent | Grupo Aval Limited
Disclosure of parent company information
Proportion of ownership interest in subsidiary			100.00%	100.00%
Investments in subsidiaries			$ (347,082)	$ (315,227)
Parent | Grupo Aval International Limited
Disclosure of parent company information
Proportion of ownership interest in subsidiary			100.00%	100.00%
Investments in subsidiaries			$ (138,517)	$ (77,308)